Taxes	12 Months Ended
Jun. 30, 2026
Taxes [Abstract]
TAXES

NOTE 13 – TAXES

Corporation Income Tax (“CIT”)

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Haoxi is incorporated in Cayman Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of Cayman Islands.

Haoxi HK is incorporated in Hong Kong as a holding company with no activities. Under the Hong Kong tax laws, an entity is not subject to income tax if no revenue is generated in Hong Kong.

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% EIT rate, which WFOE and Haoxi BJ are subject to.

The provision for income tax consisted of the following:

	Years Ended June 30,
	2026	2025	2024
Current
Cayman Islands	$—	$—	$—
Hong Kong	—	—	—
China	36,614	270,744	443,582

Deferred
Cayman Islands	—	—	—
Hong Kong	—	—	—
China	—	—	—
Income tax provision	$36,614	$270,744	$443,582

A reconciliation between the Company’s actual provision for income taxes and the provision under the PRC statutory rate is as follows:

	For the years ended June 30,
	2026		2025		2024
	Amount	%	Amount	%	Amount	%
Computed income tax benefit with statutory Enterprise Income Tax rate	$(2,374,908)	25.00%	$1,036,856	25.00%	$433,812	25.00%
Effect of tax rates in a foreign jurisdiction	2,342,701	(24.66)%	(828,009)	(19.97)%	(4,101)	(0.24)%
Change in value allowance on provision for doubtful debt	8,238	(0.09)%	4,874	0.12%	—	—
Effect of other non-deductible expenses	723	(0.01)%	1,929	0.05%	3,684	0.21%
Change in valuation allowance on tax losses generated during the year	59,860	(0.63)%	55,094	1.33%	10,187	0.59%
Income tax expense/(benefit)	$36,614	(0.39)%	$270,744	6.53%	443,582	25.56%

Deferred tax assets and liabilities

Components of deferred tax assets and liabilities were as follows:

	As of June 30,
	2026	2025	2024
Net operating loss carry forwards	$130,177	$65,292	$10,233
Provision for doubtful debt	13,594	4,875	—
Deferred tax assets, gross	143,771	70,167	10,233
Valuation allowance on net operating loss	(143,771)	(70,167)	(10,233)
Deferred tax assets	$—	$—	$—

The Company’s PRC subsidiaries had cumulative net operating loss of $520,707, $261,167, $40,932 as of June 30, 2026, 2025 and 2024, respectively, which may be available for reducing future taxable income.

As of each reporting date, management evaluates all available positive and negative evidence to determine whether it is more likely than not that the Company's deferred tax assets will be realized. As of June 30, 2026, the gross deferred tax assets mainly arose from the Company's PRC non-operating entities and consisted primarily of net operating loss carryforwards and allowances for doubtful accounts. Management determined that these assets did not meet the more-likely-than-not realization criteria. Accordingly, a valuation allowance of $143,771 was recorded against the gross deferred tax asset balance as of June 30, 2026, as management concluded that it is not more likely than not that sufficient future taxable income will be generated to utilize these deferred tax assets.

The tax payable consisted of the following:

	As of June 30,
	2026	2025	2024
VAT	$216,570	$369,260	366,720
Income tax	1,017,143	935,989	675,842
Other tax	3,733	2,021	1,795
Tax payable	$1,237,446	$1,307,270	$1,044,357